Income Taxes (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets, Gross	$ 1,194,587	$ 50,524
Deferred Tax Assets, Valuation Allowance	1,194,587	50,524
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 1,820,685
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 240,591